Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 $ / shares shares	Dec. 20, 2022 $ / shares	Dec. 20, 2021 member company $ / shares shares
Ordinary Share
Number of members in management group | member					4
Cost of treasury shares | ¥		¥ 1
Number of shareholders | company					4
Amount of shares authorized | $	$ 50,000
Ordinary shares, shares authorized (in shares)		10,000,000,000
Par value per share of shares sold back by four members of the Group's management | $ / shares				$ 0.000005
Four members from Group's management who are also ordinary shareholders of the Group
Ordinary Share
Shares issued (in shares)					5,010,420
Par value (in USD per share) | $ / shares					$ 0.000005
Class A Ordinary Shares
Ordinary Share
Ordinary shares, shares authorized (in shares)		8,000,000,000	8,000,000,000
Par value per share of shares sold back by four members of the Group's management | $ / shares	$ 0.000005		$ 0.000005
Ordinary shares, shares issued (in shares)		288,989,049	288,434,474
Ordinary shares, shares outstanding (in shares)		288,989,049	288,434,474
Class A Ordinary Shares | Share Incentive 2022 Plan
Ordinary Share
Ordinary shares, shares issued (in shares)		554,575
Class B Ordinary Shares
Ordinary Share
Ordinary shares, shares authorized (in shares)		1,000,000,000	1,000,000,000
Par value per share of shares sold back by four members of the Group's management | $ / shares	0.000005		$ 0.000005
Ordinary shares, shares issued (in shares)		48,960,916	48,960,916
Ordinary shares, shares outstanding (in shares)		48,960,916	48,960,916
Designated Shares
Ordinary Share
Ordinary shares, shares authorized (in shares)		1,000,000,000
Par value per share of shares sold back by four members of the Group's management | $ / shares	$ 0.000005